Not FDIC Insured May Lose Value No Bank Guarantee
FSS3-Q3PH
See Notes to Statements of Investments.

Statements of Investments
(unaudited)
Franklin Templeton SMACS: Series CH 2
Franklin Templeton SMACS: Series E 3
Franklin Templeton SMACS: Series H 6
Franklin Templeton SMACS: Series I 8
Notes to Financial Statements 11

Franklin Strategic Series
Statement of Investments (unaudited), May 31, 2021
Franklin Templeton SMACS: Series CH
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 15 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.4%
California 99.4%
a
California Community Housing Agency , Annadel Apartments , Revenue , 144A, 2019 A ,
5% , 4/01/49 ...................................................... $ 200,000 $ 228,570
California County Tobacco Securitization Agency , Gold Country Settlement Funding
Corp. , Revenue , 2020 B-1 , Refunding , 4% , 6/01/49 ........................ 100,000 113,264
California Municipal Finance Authority ,
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 125,000 145,619
Congregational Home Obligated Group (The), Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 130,000 152,881
California Statewide Communities Development Authority ,
Special Assessment, 2019 C, 5%, 9/02/49 ............................... 125,000 149,576
Special Assessment, 2020 A, 4%, 9/02/50 ............................... 100,000 111,902
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 100,000 121,568
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2018 A,
5.5%, 12/01/58 .................................................. 250,000 297,061
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 100,000 108,196
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 200,000 215,964
City of Dublin , Community Facilities District No. 2015-1 , Special Tax , 2019 , 5% , 9/01/49
130,000 150,271
City of Rancho Cordova , Grantline 208 Community Facilities District No. 2018-1 ,
Special Tax , 2019 , 5% , 9/01/49 ....................................... 100,000 115,755
City of Roseville ,
SVSP Westpark -Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 125,000 143,616
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 130,000 149,990
City of Santa Paula , Harvest Community Facilities District No. 1 , Special Tax , 2020 ,
4% , 9/01/50 ...................................................... 125,000 138,410
City of Tracy , Community Facilities District No. 2016-01 , Special Tax , 2018 , 5% ,
9/01/48 ......................................................... 110,000 124,581
City of Upland , Community Facilities District No. 2015-1 , Special Tax , 2019 A , 4% ,
9/01/49 ......................................................... 185,000 204,769
Folsom Ranch Financing Authority , City of Folsom Community Facilities District No. 19 ,
Special Tax , 2019 , 5% , 9/01/49 ....................................... 100,000 116,135
Foothill-Eastern Transportation Corridor Agency , Revenue , 2013 B-2 , Refunding , 3.5% ,
1/15/53 ......................................................... 190,000 213,803
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , Refunding , 5% , 6/01/48 ......... 125,000 153,294
3,155,225
Total Municipal Bonds (Cost $2,958,130) .......................................
3,155,225
a a a a
a
Total Investments (Cost $2,958,130) 99.4% .....................................
$3,155,225
Other Assets, less Liabilities 0.6% .............................................
20,053
Net Assets 100.0% ...........................................................
$3,175,278
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2021, the aggregate value of these securities was $995,410, representing 31.3% of net assets.

Franklin Strategic Series
Statement of Investments (unaudited), May 31, 2021
Franklin Templeton SMACS: Series E
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 79.0%
Aerospace & Defense 2.3%
General Dynamics Corp. ................................ United States 600 $ 113,946
Banks 2.0%
Bank of America Corp. ................................. United States 2,400 101,736
Beverages 4.0%
PepsiCo, Inc. ........................................ United States 1,350 199,719
Biotechnology 1.6%
AbbVie, Inc. ......................................... United States 700 79,240
Communications Equipment 2.1%
Cisco Systems, Inc. ................................... United States 2,000 105,800
Diversified Telecommunication Services 2.1%
BCE, Inc. ........................................... Canada 2,150 107,006
Electric Utilities 9.1%
Duke Energy Corp. .................................... United States 2,000 200,440
Edison International ................................... United States 1,500 83,805
Exelon Corp. ......................................... United States 1,000 45,120
Southern Co. (The) .................................... United States 2,000 127,840
457,205
Energy Equipment & Services 1.0%
Baker Hughes Co. ..................................... United States 2,000 48,800
Equity Real Estate Investment Trusts (REITs) 1.0%
a
Host Hotels & Resorts, Inc. .............................. United States 3,000 51,510
Food Products 1.2%
Nestle SA ........................................... Switzerland 510 62,826
Health Care Providers & Services 5.3%
CVS Health Corp. ..................................... United States 3,065 264,939
Insurance 2.6%
MetLife, Inc. ......................................... United States 2,000 130,720
Interactive Media & Services 3.3%
a
Alphabet, Inc., A ...................................... United States 70 164,979
IT Services 2.3%
International Business Machines Corp. ..................... United States 808 116,142
Media 1.5%
Comcast Corp., A ..................................... United States 1,300 74,542
Metals & Mining 3.1%
Rio Tinto plc, ADR ..................................... Australia 1,800 157,374
Multiline Retail 5.4%
Target Corp. ......................................... United States 1,200 272,304
Multi-Utilities 3.1%
Dominion Energy, Inc. .................................. United States 1,400 106,596
DTE Energy Co. ...................................... United States 350 48,296
154,892
Oil, Gas & Consumable Fuels 2.6%
TOTAL SE, ADR ...................................... France 2,800 130,732

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Personal Products 1.3%
Unilever plc .......................................... United Kingdom 1,100 $ 65,959
Pharmaceuticals 8.0%
Bristol-Myers Squibb Co. ................................ United States 3,700 243,164
Merck & Co., Inc. ..................................... United States 2,100 159,369
402,533
Semiconductors & Semiconductor Equipment 6.5%
Analog Devices, Inc. ................................... United States 650 106,990
Texas Instruments, Inc. ................................. United States 1,172 222,469
329,459
Specialty Retail 3.8%
Home Depot, Inc. (The) ................................. United States 600 191,346
Tobacco 3.8%
Philip Morris International, Inc. ........................... United States 2,000 192,860
Total Common Stocks (Cost $3,022,712) .......................................
3,976,569
Equity-Linked Securities 12.8%
Automobiles 2.5%
b
National Bank of Canada into General Motors Co., 144A, 10%,
1/26/22 ........................................... United States 2,500 127,541
Capital Markets 2.5%
b
UBS AG into Morgan Stanley, 144A, 8.5%, 2/11/22 ............ United States 1,500 123,627
Energy Equipment & Services 3.0%
b
Royal Bank of Canada into Schlumberger NV, 144A, 10%, 3/01/22 United States 5,000 152,067
Internet & Direct Marketing Retail 2.6%
b
JPMorgan Chase Bank NA into Amazon.com, Inc., 144A, Reg S,
9.5%, 12/07/21 ..................................... United States 40 129,112
Road & Rail 2.2%
b
Goldman Sachs International Bank into Union Pacific Corp., 144A,
8%, 2/09/22 ........................................ United States 500 112,491
Total Equity-Linked Securities (Cost $585,318) ..................................
644,838
Convertible Preferred Stocks 5.3%
Electric Utilities 2.3%
American Electric Power Co., Inc., 6.125% .................. United States 2,300 115,483
Semiconductors & Semiconductor Equipment 3.0%
Broadcom, Inc., 8%, A .................................. United States 100 152,088
Total Convertible Preferred Stocks (Cost $212,594) ..............................
267,571

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 15 .
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 2.8%
Banks 2.8%
Citigroup, Inc., 6.875%, K ............................... United States 5,000 $ 141,850
Total Preferred Stocks (Cost $137,118) .........................................
141,850
Total Long Term Investments (Cost $3,957,742) .................................
5,030,828
a
a
Total Investments (Cost $3,957,742) 99.9% .....................................
$5,030,828
Other Assets, less Liabilities 0.1% .............................................
4,976
Net Assets 100.0% ...........................................................
$5,035,804
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2021, the aggregate value of these securities was $644,838, representing 12.8% of net assets.

Franklin Strategic Series
Statement of Investments (unaudited), May 31, 2021
Franklin Templeton SMACS: Series H
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Management Investment Companies 29.9%
Capital Markets 29.9%
a
Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF .......... 35,000 $ 936,425
Total Management Investment Com panies (Cost $889,962) .......................
936,425
Principal
Amount
a a a a
Municipal Bonds 65.5%
California 4.9%
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , Refunding , 5% , 6/01/48 ......... $ 125,000 153,294
Colorado 19.1%
Colorado Health Facilities Authority , Christian Living Neighborhoods Obligated Group ,
Revenue , 2019 , Refunding , 4% , 1/01/38 ................................. 100,000 105,414
Denver Health & Hospital Authority , Revenue , 2019 A , Refunding , 4% , 12/01/37 ....
100,000 116,761
Hunters Overlook Metropolitan District No. 5 , GO , 2019 A , 5% , 12/01/39 ..........
150,000 163,880
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 ..
200,000 212,083
598,138
Florida 1.9%
Windward Community Development District , Special Assessment , 2020 A-1 , 3% ,
5/01/25 ......................................................... 60,000 61,187
Indiana 3.9%
Indiana Finance Authority , Marian University, Inc. , Revenue , 2019 A , 5% , 9/15/39 ...
100,000 121,907
Louisiana 8.1%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 100,000 109,027
b
Louisiana Local Government Environmental Facilities & Community Development
Authority , Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ........... 135,000 146,356
255,383
Maryland 3.3%
b
City of Baltimore , Harbor Point Special Taxing District , Tax Allocation, Senior Lien ,
144A, 2019 A , Refunding , 3.5% , 6/01/39 ................................ 100,000 104,223
Pennsylvania 3.8%
b
Allentown Neighborhood Improvement Zone Development Authority , Revenue , 144A,
2017 , Refunding , 5% , 5/01/32 ........................................ 100,000 117,813
Texas 7.3%
b
County of Hays , La Cima Public Improvement District , Special Assessment , 144A,
2020 , 3.25% , 9/15/30 ............................................... 100,000 104,047
b
New Hope Cultural Education Facilities Finance Corp. , Cityscape Schools, Inc. ,
Revenue , 144A, 2019 A , 5% , 8/15/39 ................................... 110,000 125,232
229,279
Washington 3.5%
b
Washington State Housing Finance Commission , Presbyterian Retirement
Communities Northwest Obligated Group , Revenue , 144A, 2019 A , 5% , 1/01/49 ... 100,000 110,729
Wisconsin 4.5%
b
Public Finance Authority , Friends Homes Obligated Group , Revenue , 144A, 2019 ,
Refunding , 5% , 9/01/49 ............................................. 125,000 141,108

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 15 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 5.2%
District of Columbia 5.2%
District of Columbia , International School Obligated Group , Revenue , 2019 ,
5% , 7/01/49 ...................................................... $ 140,000 $ 162,243
Total Municipal Bonds (Cost $1,943,151) .......................................
2,055,304
Total Long Term Investments (Cost $2,833,113) .................................
2,991,729
a
a a a a
Short Term Investments 3.2%
Municipal Bonds 3.2%
New York 3.2%
c
Metropolitan Transportation Authority , Dedicated Tax Fund , Revenue , 2008 A-1 ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.02% , 11/01/31 ........... 100,000 100,000
Total Municipal Bonds (Cost $100,000) .........................................
100,000
Total Short Term Investments (Cost $100,000 ) ..................................
100,000
a
Total Investments (Cost $2,933,113) 98.6% .....................................
$3,091,729
Other Assets, less Liabilities 1.4% .............................................
42,735
Net Assets 100.0% ...........................................................
$3,134,464
a
See Note 5 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2021, the aggregate value of these securities was $849,508, representing 27.1% of net assets.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Statement of Investments (unaudited), May 31, 2021
Franklin Templeton SMACS: Series I
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 93.3%
Airlines 2.7%
a
American Airlines Group, Inc. , Senior Note , 144A, 5% , 6/01/22 ................. $ 100,000 $ 99,880
Automobiles 6.6%
Ford Motor Co. , Senior Note , 9% , 4/22/25 .................................
100,000 122,305
General Motors Co. , Senior Note , 6.125% , 10/01/25 .........................
100,000 118,949
241,254
Chemicals 2.7%
a
SCIH Salt Holdings, Inc. , Senior Note , 144A, 6.625% , 5/01/29 .................. 100,000 99,375
Communications Equipment 1.3%
a
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 ............... 47,000 48,042
Containers & Packaging 4.0%
a
Mauser Packaging Solutions Holding Co. , Senior Note , 144A, 7.25% , 4/15/25 ...... 150,000 147,874
Diversified Financial Services 2.0%
a
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 ............. 75,000 74,736
Energy Equipment & Services 4.3%
a
Weatherford International Ltd. , 144A, 8.75% , 9/01/24 ........................ 150,000 156,938
Entertainment 2.3%
Netflix, Inc. , Senior Bond , 4.875% , 4/15/28 ................................
75,000 86,374
Equity Real Estate Investment Trusts (REITs) 1.3%
a
Iron Mountain, Inc. , Senior Note , 144A, 4.875% , 9/15/27 ...................... 45,000 46,744
Food Products 3.2%
a
Post Holdings, Inc. , Senior Bond , 144A, 5.625% , 1/15/28 ..................... 110,000 116,476
Health Care Providers & Services 26.3%
a
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................................. 50,000 49,858
Senior Note, 144A, 6.875%, 4/01/28 .................................... 425,000 408,423
Senior Secured Note, 144A, 8%, 3/15/26 ................................ 150,000 160,743
Senior Secured Note, 144A, 8%, 12/15/27 ............................... 174,000 190,965
a
Tenet Healthcare Corp. , Senior Note , 144A, 6.125% , 10/01/28 .................. 150,000 157,193
967,182
Hotels, Restaurants & Leisure 5.1%
a
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ..................... 55,000 55,579
a
Vail Resorts, Inc. , Senior Note , 144A, 6.25% , 5/15/25 ........................ 50,000 53,192
a
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond , 144A, 5.5% ,
3/01/25 ......................................................... 75,000 80,063
188,834
Media 12.4%
a
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.75% , 4/15/28 ......... 150,000 153,855
a
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior Secured Note ,
144A, 5.375% , 8/15/26 .............................................. 100,000 74,124
DISH DBS Corp. , Senior Note , 5.875% , 7/15/22 ............................
110,000 114,537
a
Univision Communications, Inc. , Senior Secured Note , 144A, 5.125% , 2/15/25 ..... 110,000 111,804
454,320
Metals & Mining 2.1%
a
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 9.875% , 10/17/25 ............. 66,000 77,308

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 15 .
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 6.0%
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 7.75%, 4/15/23 ......................................... $ 110,000 $ 109,023
a
Senior Note, 144A, 11%, 4/15/25 ...................................... 50,000 53,763
Occidental Petroleum Corp. , Senior Note , 8% , 7/15/25 .......................
50,000 58,870
221,656
Pharmaceuticals 8.1%
a
Bausch Health Cos., Inc. , Senior Bond , 144A, 6.125% , 4/15/25 ................. 180,000 184,318
a
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 ............. 110,000 112,338
296,656
Trading Companies & Distributors 1.5%
a
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ................. 50,000 54,062
Wireless Telecommunication Services 1.4%
Sprint Communications, Inc. , Senior Note , 6% , 11/15/22 ......................
50,000 53,170
Total Corporate Bonds (Cost $3,115,807) .......................................
3,430,881
Asset-Backed Securities 2.9%
Airlines 2.9%
United Airlines Pass-Through Trust , 2020-1 , A , 5.875% , 10/15/27 ...............
95,165 105,743
Total Asset-Backed Securities (Cost $95,165) ...................................
105,743
Shares
Escrows and Litigation Trusts 2.9%
a
Chesapeake Energy Corp., Escrow Account , 144A .......................... 100,000 108,035
Total Escrows and Litigation Trusts (Cost $100,000) .............................
108,035
Total Long Term Investments (Cost $3,310,972) .................................
3,644,659
a
a a a a
Short Term Investments 0.1%
a
Money Market Funds 0.1%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 2,765 2,765
Total Money Market Funds (Cost $2,765) .......................................
2,765
Total Short Term Investments (Cost $2,765 ) ....................................
2,765
a
Total Investments (Cost $3,313,737) 99.2% .....................................
$3,647,424
Other Assets, less Liabilities 0.8% .............................................
30,748
Net Assets 100.0% ...........................................................
$3,678,172
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2021, the aggregate value of these securities was $2,875,688, representing 78.2% of net assets.
b
See Note 5 regarding investments in affiliated management investment companies.

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series

Notes to Statements of Investments (unaudited)
1. Organization
Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eleven separate funds, four of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Concentration of Risk
Franklin Templeton SMACS: Series CH invests a large percentage of its total assets in obligations of issuers within California.
Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
2. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2021, investments in affiliated management investment companies were as follows:
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $165,509 $1,188,311 $(1,353,820) $— $— $— $—
Total Affiliated Securities .... $165,509 $1,188,311 $(1,353,820) $— $— $— $—
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Dividends
Franklin Liberty Federal
Intermediate Tax-Free Bond
Opportunities ETF .......... $1,022,800 $— $(127,659) $522 $40,762 $936,425 35,000 $16,141
Total Affiliated Securities .... $1,022,800 $— $(127,659) $522 $40,762 $936,425 $16,141
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $159,307 $990,374 $(1,146,916) $— $— $2,765 2,765 $1
Total Affiliated Securities .... $159,307 $990,374 $(1,146,916) $— $— $2,765 $1

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

A summary of inputs used as of May 31, 2021, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 3,155,225 $ — $ 3,155,225
Total Investments in Securities ........... $— $3,155,225 $— $3,155,225
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 113,946 — — 113,946
Banks ............................... 101,736 — — 101,736
Beverages ........................... 199,719 — — 199,719
Biotechnology ......................... 79,240 — — 79,240
Communications Equipment .............. 105,800 — — 105,800
Diversified Telecommunication Services ..... 107,006 — — 107,006
Electric Utilities ........................ 457,205 — — 457,205
Energy Equipment & Services ............. 48,800 — — 48,800
Equity Real Estate Investment Trusts (REITs) . 51,510 — — 51,510
Food Products ........................ — 62,826 — 62,826
Health Care Providers & Services .......... 264,939 — — 264,939
Insurance ............................ 130,720 — — 130,720
Interactive Media & Services .............. 164,979 — — 164,979
IT Services ........................... 116,142 — — 116,142
Media ............................... 74,542 — — 74,542
Metals & Mining ....................... 157,374 — — 157,374
Multiline Retail ........................ 272,304 — — 272,304
Multi-Utilities .......................... 154,892 — — 154,892
Oil, Gas & Consumable Fuels ............. 130,732 — — 130,732
Personal Products ..................... — 65,959 — 65,959
Pharmaceuticals ....................... 402,533 — — 402,533
Semiconductors & Semiconductor Equipment . 329,459 — — 329,459
Specialty Retail ........................ 191,346 — — 191,346
Tobacco ............................. 192,860 — — 192,860
Equity-Linked Securities ................... — 644,838 — 644,838
Convertible Preferred Stocks ............... 267,571 — — 267,571
Preferred Stocks ........................ 141,850 — — 141,850
Total Investments in Securities ........... $4,257,205 $773,623
a
$— $5,030,828
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
Management Investment Companies ......... 936,425 — — 936,425
Municipal Bonds ......................... — 2,055,304 — 2,055,304
Short Term Investments ................... — 100,000 — 100,000
Total Investments in Securities ........... $936,425 $2,155,304 $— $3,091,729
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
b
Corporate Bonds ........................ — 3,430,881 — 3,430,881
Asset-Backed Securities .................. — 105,743 — 105,743
Escrows and Litigation Trusts ............... — 108,035 — 108,035
Short Term Investments ................... 2,765 — — 2,765
Total Investments in Securities ........... $2,765 $3,644,659 $— $3,647,424
6. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

7. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
a
Inclu des foreign securities valued at $128,785, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
For detailed categories, see the accompanying Statement of Investments.
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
GO General Obligation
LOC Letter of Credit
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.